Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 5,094.9	$ 3,811.7	[1]
Depreciation, amortization and impairment charges	896.0	677.4
Net bond discount amortization	(406.3)	(34.2)
Amortization of share-based payment awards	147.0	146.1
Share of profit of associates	(1,022.2)	(1,022.4)
Net deferred income taxes	173.3	485.7
Net (gains) losses on investments	(1,949.5)	1,573.2
Gain on sale and consolidation of insurance subsidiaries	(549.8)	(1,219.7)
Net purchases of investments classified at FVTPL	(5,499.1)	(9,640.2)
Changes in operating assets and liabilities	3,076.3	802.5
Cash used in operating activities	(39.4)	(4,419.9)
Investing activities
Sales of investments in associates	1,065.3	192.9
Purchases of investments in associates	(882.0)	(363.5)
Net purchases of premises and equipment and intangible assets	(514.1)	(418.9)
Net sales of investment property	53.3	84.7
Purchases of subsidiaries, net of cash acquired	240.8	(229.9)
Cash provided by investing activities	92.0	384.8
Financing activities
Purchases for treasury	(89.6)	(148.2)
Purchases for cancellation	(273.6)	(199.6)
Common share dividends	(245.2)	(249.9)
Preferred share dividends	(49.7)	(45.2)
Subsidiary shares:
Issuances to non-controlling interests, net of issuance costs	27.7	167.5
Purchases of non-controlling interests	(340.2)	(1,384.7)
Sales to non-controlling interests	65.6
Dividends paid to non-controlling interests	(204.5)	(261.0)
Cash used in financing activities	(1,067.1)	(1,294.6)
Decrease in cash and cash equivalents	(1,014.5)	(5,329.7)
Cash and cash equivalents - beginning of year	6,119.6	11,685.4
Foreign currency translation	16.3	(236.1)
Cash and cash equivalents - end of year	5,121.4	6,119.6
Holding company and insurance and reinsurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested	128.7	1,109.0
Financing activities
Proceeds, net of issuance costs	393.9	743.4
Repayments	(29.6)	(0.3)
Net repayments on other revolving credit facilities	(10.0)	(35.0)
Principal payments on lease liabilities	(64.7)	(68.5)
Non-insurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested		10.5
Financing activities
Proceeds, net of issuance costs	228.6	47.0
Repayments	(163.9)	(25.3)
Net borrowings (repayments) on revolving credit facilities and short term loans	(185.4)	304.1
Principal payments on lease liabilities	$ (126.5)	$ (138.9)

[1]	See note 3 for details of transition to IFRS 17.